Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Schedule of Segment Profit by Operating Segment
Since 2017, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2022, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the Six-month period ended June 30, 2021
€‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(57)	(9 899)	—	(9 956)
General & Administrative expenses	—	—	(4 785)	(4 785)
Change in fair value of contingent consideration	—	(1 961)	—	(1 961)
Net Other income/(loss)	(54)	1 670	209	1 825
Operating Profit/(Loss)	(111)	(10 190)	(4 576)	(14 877)
Net financial income/(loss)	149	(87)	(39)	23
Profit/(Loss) before taxes	38	(10 277)	(4 615)	(14 854)
Income Taxes	—	—	—	—
Profit/(Loss) for the six-month period ended June 30, 2021	38	(10 277)	(4 615)	(14 854)

	For the Six-month period ended June 30, 2022
(€‘000)	Cardiology	Immuno-oncology	Corporate	Group Total

Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(268)	(10 259)	—	(10 527)
General & Administrative expenses	—	—	(6 245)	(6 245)
Change in fair value of contingent consideration	—	1 128	—	1 128
Net Other income/(loss)	(74)	1 641	—	1 567
Operating Profit/(Loss)	(342)	(7 490)	(6 245)	(14 077)
Net financial income/(loss)	(19)	(68)	108	21
Profit/(Loss) before taxes	(361)	(7 558)	(6 137)	(14 056)
Income Taxes	—	—	—	—
Profit/(Loss) for the six-month period ended June 30, 2022	(361)	(7 558)	(6 137)	(14 056)